                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

Effective July 1, 2004, the supplement dated June 25, 2004 is hereby amended and restated as follows:

TEN DAY RIGHT TO REVIEW

(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application. If no instructions are given, your purchase payments will be placed in the fixed account investment option or the Money Market investment option.

                                      * * *

GUARANTEED RETIREMENT INCOME BENEFIT II

For applications received on or after June 28, 2004, the Guaranteed Retirement Income Benefit II ("GRIB II") is no longer available for purchase for contracts issued in Minnesota or Oregon.

                                      * * *

PURCHASE PAYMENTS

Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

      - You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

      - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

      - You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.

      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

                                      * * *

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME BENEFIT

For applications received on or after June 1, 2004, the Guaranteed Retirement Income Benefit III ("GRIB III") and Guaranteed Retirement Income Benefit II ("GRIB II") are no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase.

OPTIONAL GUARANTEED PRINCIPAL PLUS RIDER

For applications received on or after June 1, 2004, that elect the optional Guaranteed Principal Plus ("GPP") rider, the following sections of the prospectus are amended as described below. (For applications received prior to June 1, 2004, that elect the optional GPP rider, please see "Special Rules for Applications Received Prior to June 1, 2004" below.)

Investment Options

If you elect GPP, you must invest 100% of your contract value at all times:

      (a)   in the Scudder Money Market Portfolio; or

      (b) in a manner consistent with any of the Model Allocations currently available with GPP (see "Model Allocations Available with GPP" below.)

If you select (a) above, you must allocate your entire contract value to the Money Market Portfolio.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with GPP and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GPP IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Model Allocations Available with GPP. The following Model Allocations are currently available with GPP. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.

                                      PERCENTAGE
                                          OF
    MODEL ALLOCATION NAME             ALLOCATION       PORTFOLIO NAME
    ---------------------             ----------       --------------
SCUDDER CONSERVATIVE INCOME STRATEGY    64.00%     Scudder Fixed Income
                                         5.00%     Scudder High Income
                                         5.00%     Scudder Strategic Income
                                         3.00%     Scudder International
                                         3.00%     SVS Eagle Focused Large Cap Growth
                                         3.00%     SVS Janus Growth And Income
                                         3.00%     SVS MFS Strategic Value
                                         2.00%     Scudder Blue Chip
                                         2.00%     Scudder Growth And Income
                                         2.00%     Scudder Real Estate Securities
                                         1.00%     Scudder Large Cap Value
                                         1.00%     Scudder Global Discovery
                                         1.00%     Scudder Growth
                                         1.00%     Scudder International Select Equity
                                         1.00%     Scudder Small Cap Growth
                                         1.00%     SVS Davis Venture Value
                                         1.00%     SVS Dreman High Return Equity
                                         1.00%     SVS Dreman Small Cap Value

SCUDDER GROWTH STRATEGY                 14.00%     Scudder International
                                        13.00%     SVS MFS Strategic Value
                                        11.00%     Scudder Fixed Income
                                        10.00%     SVS Eagle Focused Large Cap Growth
                                         8.00%     SVS Davis Venture Value

                                      PERCENTAGE
                                          OF
    MODEL ALLOCATION NAME             ALLOCATION       PORTFOLIO NAME
    ---------------------             ----------       --------------
                                         6.00%     Scudder Growth And Income
                                         5.00%     Scudder Blue Chip
                                         5.00%     SVS Janus Growth And Income
                                         4.00%     Scudder Growth
                                         4.00%     Scudder Real Estate Securities
                                         3.00%     Scudder Large Cap Value
                                         3.00%     SVS Dreman High Return Equity
                                         3.00%     SVS Dreman Small Cap Value
                                         3.00%     SVS Oak Strategic Equity
                                         2.00%     Scudder Global Discovery
                                         2.00%     Scudder International Select Equity
                                         2.00%     Scudder Small Cap Growth
                                         1.00%     Scudder High Income
                                         1.00%     Scudder Strategic Income

SCUDDER GROWTH & INCOME STRATEGY        32.00%     Scudder Fixed Income
                                         9.00%     Scudder International
                                         9.00%     SVS MFS Strategic Value
                                         7.00%     SVS Eagle Focused Large Cap Growth
                                         4.00%     Scudder Blue Chip
                                         4.00%     Scudder Growth And Income
                                         4.00%     SVS Davis Venture Value
                                         4.00%     SVS Janus Growth And Income
                                         3.00%     Scudder Large Cap Value
                                         3.00%     Scudder Growth
                                         3.00%     Scudder High Income
                                         3.00%     Scudder Real Estate Securities
                                         3.00%     SVS Oak Strategic Equity
                                         2.00%     Scudder Global Discovery
                                         2.00%     Scudder International Select Equity
                                         2.00%     Scudder Small Cap Growth
                                         2.00%     Scudder Strategic Income
                                         2.00%     SVS Dreman High Return Equity
                                         2.00%     SVS Dreman Small Cap Value

SCUDDER INCOME & GROWTH STRATEGY        46.00%     Scudder Fixed Income
                                         7.00%     SVS MFS Strategic Value
                                         6.00%     Scudder International
                                         6.00%     SVS Eagle Focused Large Cap Growth
                                         4.00%     Scudder High Income
                                         4.00%     SVS Janus Growth And Income
                                         3.00%     Scudder Blue Chip
                                         3.00%     Scudder Growth And Income
                                         3.00%     Scudder Strategic Income
                                         3.00%     SVS Davis Venture Value
                                         2.00%     Scudder Large Cap Value
                                         2.00%     Scudder Global Discovery
                                         2.00%     Scudder Growth
                                         2.00%     Scudder International Select Equity
                                         2.00%     Scudder Real Estate Securities
                                         2.00%     SVS Dreman High Return Equity
                                         2.00%     SVS Dreman Small Cap Value
                                         1.00%     Scudder Small Cap Growth

GROWTH FOCUS                            40.00%     Scudder Fixed Income
                                        15.00%     Scudder Capital Growth
                                        15.00%     SVS Eagle Focused Large Cap Growth

                                      PERCENTAGE
                                          OF
    MODEL ALLOCATION NAME             ALLOCATION       PORTFOLIO NAME
    ---------------------             ----------       --------------
                                        15.00%     SVS Janus Growth And Income
                                        15.00%     SVS Oak Strategic Equity

SECTOR FOCUS                            40.00%     Scudder Fixed Income
                                        15.00%     Scudder Health Sciences
                                        15.00%     Scudder Real Estate Securities
                                        15.00%     Scudder Technology Growth
                                        15.00%     SVS Dreman Financial Services

US ALL-CAPITALIZATION                   40.00%     Scudder Fixed Income
                                        15.00%     Scudder Capital Growth
                                        15.00%     Scudder Small Cap Growth
                                        15.00%     SVS MFS Strategic Value
                                        15.00%     SVS Turner Mid Cap Growth

VALUE FOCUS                             40.00%     Scudder Fixed Income
                                        15.00%     Scudder Large Cap Value
                                        15.00%     SVS Davis Venture Value
                                        15.00%     SVS Dreman High Return Equity
                                        15.00%     SVS MFS Strategic Value

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH GPP THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE PORTFOLIO'S PROSPECTUS. THE PORTFOLIO'S PROSPECTUS SHOULD BE READ MORE CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Special Rules for Applications Received Prior to June 1, 2004. As of June 1, 2004 the Scudder Money Market Portfolio will be added as an available investment option for applications received prior to June 1, 2004 that elected the GPP rider. The "Investment Options" discussion above is also applicable to you.

                                      * * *

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

The disclosure under "General Information About Us, The Variable Account and the Portfolios - The Manufacturers Life Insurance Company (U.S.A.)" is amended to indicate that the Fitch rating is the "2nd category of 24", not the "2nd category of 22" as currently stated.

                                      * * *

The first three paragraphs of Appendix U are amended and restated as follows:

                      APPENDIX U: ACCUMULATION UNIT VALUES

Appendix U contains the following three accumulation unit value tables:

      (1) a table reflecting the fees for EER and the Annual Step-Up Death Benefit for contracts issued prior to May 5, 2003,

      (2) a table reflecting the fees for EER and the Annual Step-Up Death Benefit for contracts issued on or after May 5, 2003,

      (3) a table not reflecting the fees for EER and the Annual Step-Up Death Benefit.

There are three additional accumulation unit value tables in Appendix A of the Statement of Additional Information as follows:

      (1)   a table reflecting the fees for contracts issued with EER only,

      (2) a table reflecting the fees for contracts issued prior to May 5, 2003 with the Annual Step-Up Death Benefit only,

      (3) a table reflecting the fees for contracts issued on or after May 5, 2003 with the Annual Step-Up Death Benefit only.


Please note that GRIB II and GRIB III fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                          SUPPLEMENT DATED JULY 1, 2004

Wealthmark ML3  07-01-2004